Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets - USD ($)	Dec. 31, 2020	Sep. 30, 2020
As Previously Reported [Member]
Balance Sheet
Total assets	$ 346,421,401	$ 346,471,407
Liabilities and shareholders’ equity
Total current liabilities	126,220	132,667
Deferred legal fees
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities
Total liabilities	12,201,220	12,207,667
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	329,220,171	329,263,730
Preference shares – $0.0001 par value
Class A ordinary shares – $0.0001 par value	161	157
Class B ordinary shares – $0.0001 par value	863	863
Additional paid-in-capital	5,160,164	5,116,609
Accumulated deficit	(161,178)	(117,619)
Total shareholders’ equity	5,000,010	5,000,010
Total liabilities and shareholders’ equity	346,421,401	346,471,407
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities and shareholders’ equity
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	29,415,500
Total liabilities	29,415,500	22,388,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	(29,415,491)	(22,388,000)
Preference shares – $0.0001 par value
Class A ordinary shares – $0.0001 par value	291	224
Class B ordinary shares – $0.0001 par value
Additional paid-in-capital	9,301,230	2,273,806
Accumulated deficit	(9,301,230)	(2,274,030)
Total shareholders’ equity	(9)
Total liabilities and shareholders’ equity
As Restated [Member]
Balance Sheet
Total assets	346,421,401	346,471,407
Liabilities and shareholders’ equity
Total current liabilities	126,220	132,667
Deferred legal fees
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities	29,415,500
Total liabilities	41,616,720	34,595,667
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	299,804,680	306,875,730
Preference shares – $0.0001 par value
Class A ordinary shares – $0.0001 par value	452	381
Class B ordinary shares – $0.0001 par value	863	863
Additional paid-in-capital	14,461,394	7,390,415
Accumulated deficit	(9,462,708)	(2,391,649)
Total shareholders’ equity	5,000,001	5,000,010
Total liabilities and shareholders’ equity	$ 346,421,401	$ 346,471,407